Equity-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2023
Equity-Based Compensation
Schedule of number of unvested restricted stock awards

		Average Fair
	Units	Market Value
Outstanding at December 31, 2022	1,127,000	$11.49
Granted	1,093,471	11.93
Forfeited	(10,772)	11.57
Vested	—	—
Outstanding at March 31, 2023	2,209,699	$11.71